CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 379.7	$ 61.6
Restricted cash	1.0	0.9
Prepaid expenses	8.3	8.4
Deferred mobilization and contract preparation cost	29.3	40.6
Accrued revenue	132.9	107.7
Other current assets	23.1	28.0
Total current assets	768.4	516.6
Non-current assets
Property, plant and equipment	2.0	2.8
Jack-up drilling rigs, net	2,742.7	2,823.2
Equity method investments	11.8	14.5
Other non-current assets	100.7	62.5
Total non-current assets	2,857.2	2,903.0
Total assets	3,625.6	3,419.6
Current liabilities
Trade payables	33.8	81.6
Accrued expenses	76.0	68.0
Short-term accrued interest and other items	31.2	30.6
Short-term debt	129.3	118.1
Short-term deferred mobilization, demobilization and other revenue	24.2	27.1
Other current liabilities	56.2	84.2
Total current liabilities	350.7	409.6
Non-current liabilities
Long-term debt	2,021.0	1,992.5
Long-term deferred mobilization, demobilization and other revenue	29.5	21.0
Other non-current liabilities	1.8	3.2
Total non-current liabilities	2,052.3	2,016.7
Total liabilities	2,403.0	2,426.3
Commitments and contingencies
Shareholders’ equity
Share Capital - Common shares of par value $0.10 per share: authorized 365,000,000 (315,000,000 in 2024), issued 315,400,000 (264,080,391 in 2024) and outstanding 307,215,419 (244,926,821 in 2024) shares	31.6	26.5
Treasury shares	(18.1)	(20.9)
Additional paid in capital	521.9	340.8
Contributed surplus	1,919.0	1,923.7
Accumulated deficit	(1,231.8)	(1,276.8)
Total equity	1,222.6	993.3
Total liabilities and equity	$ 3,625.6	$ 3,419.6
Ordinary shares, par value (in dollars per share)	$ 0.10	$ 0.10
Nonrelated party
Current assets
Trade receivables, net	$ 191.8	$ 184.3
Related party revenue
Current assets
Trade receivables, net	$ 2.3	$ 85.1